Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of operations
Interest expense	$ 972	$ 11,435
VIE debt | Discontinued operations
Statement of operations
Interest expense	$ 0	$ 3,814